                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number:  28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                      Contact Person: Joseph I. Worsham, II
Title: Member of WS Capital, L.L.C., general partner of
       WS Capital Management, L.P.
Phone: (214)756-6056

Signature, Place and Date of Signing:

   /s/ Reid S. Walker             Dallas, Texas              May 16, 2011
-----------------------     -------------------------   ---------------------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 79
Form 13F Information Table Value Total: $1,058,515
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

       Column 1:            Column 2:    Column 3:  Column 4:           Column 5:         Column 6: Column 7:      Column 8:
----------------------- ---------------- --------- ----------- ------------------------- ---------- --------- ---------------------
                                                                                                                Voting Authority
                                                   Fair Market Shares or                 Investment   Other   ---------------------
                             Title of      CUSIP      Value    Principal SH/PRN Put/Call Discretion  Managers   Sole    Shared None
    Name of Issuer            Class        Number  (x $1,000)   Amount
----------------------- ---------------- --------- ----------- --------- ------ -------- ---------- --------- --------- ------ ----
ACCO BRANDS CORP               COM       00081T108      14,739 1,545,000   SH               SOLE        -     1,545,000      0    0
AMERIS BANCORP                 COM       03076K108       2,083   205,000   SH               SOLE        -       205,000      0    0
ASIA ENTN & RESOURCES
 LTD                           SHS       G0539K108       2,880   300,000   SH               SOLE        -       300,000      0    0
ATLAS AIR WORLDWIDE
 HLDGS IN                    COM NEW     049164205       9,761   140,000   SH               SOLE        -       140,000      0    0
BALLY TECHNOLOGIES INC         COM       05874B107      15,329   405,000   SH               SOLE        -       405,000      0    0
BOSTON SCIENTIFIC CORP         COM       101137107      10,426 1,450,000   SH               SOLE        -     1,450,000      0    0
BRIDGEPOINT ED INC             COM       10807M105       1,368    80,000   SH               SOLE        -        80,000      0    0
BRINKS CO                      COM       109696104      28,640   865,000   SH               SOLE        -       865,000      0    0
CALIPER LIFE SCIENCES
 INC                    *W EXP 08/10/201 130872112          37    77,284   SH               SOLE        -        77,284      0    0
CAPITAL SR LIVING CORP         COM       140475104      18,427 1,735,100   SH               SOLE        -     1,735,100      0    0
CAREFUSION CORP                COM       14170T101      27,354   970,000   SH               SOLE        -       970,000      0    0
CENTER FINL CORP CALIF         COM       15146E102       5,872   800,000   SH               SOLE        -       800,000      0    0
CHESAPEAKE ENERGY CORP         COM       165167107       6,704   200,000   SH     PUT       SOLE        -       200,000      0    0
CINEMARK HOLDINGS INC          COM       17243V102      50,020 2,585,000   SH               SOLE        -     2,585,000      0    0
COTT CORP QUE                  COM       22163N106      11,634 1,385,000   SH               SOLE        -     1,385,000      0    0
CROWN HOLDINGS INC             COM       228368106      50,347 1,305,000   SH               SOLE        -     1,305,000      0    0
DSW INC                       CL A       23334L102       3,796    95,000   SH               SOLE        -        95,000      0    0
EBIX INC                     COM NEW     278715206       5,085   215,000   SH               SOLE        -       215,000      0    0
ENNIS INC                      COM       293389102       4,428   260,000   SH               SOLE        -       260,000      0    0
ENSCO PLC                 SPONSORED ADR  29358Q109       6,941   120,000   SH               SOLE        -       120,000      0    0
ERESEARCHTECHNOLOGY
 INC                           COM       29481V108      10,358 1,530,000   SH               SOLE        -     1,530,000      0    0
EXIDE TECHNOLOGIES           COM NEW     302051206      31,555 2,825,000   SH               SOLE        -     2,825,000      0    0
FIDELITY NATIONAL
 FINANCIAL                    CL A       31620R105       2,190   155,000   SH               SOLE        -       155,000      0    0
FIRST ACCEPTANCE CORP          COM       318457108       2,496 1,300,000   SH               SOLE        -     1,300,000      0    0
FIRST CALIFORNIA
 FINANCIAL G                 COM NEW     319395109       3,375   900,000   SH               SOLE        -       900,000      0    0
FOREST OIL CORP           COM PAR $0.01  346091705       1,108    29,300   SH               SOLE        -        29,300      0    0
FRONTIER OIL CORP              COM       35914P105      22,283   760,000   SH               SOLE        -       760,000      0    0
FRONTLINE LTD                  SHS       G3682E127       5,326   215,000   SH               SOLE        -       215,000      0    0
GAMESTOP CORP NEW             CL A       36467W109       9,008   400,000   SH     CALL      SOLE        -             -      -    -
GRAFTECH INTL LTD              COM       384313102      11,573   561,000   SH               SOLE        -       561,000      0    0

GRAHAM PACKAGING CO
 INC                           COM       384701108      10,109   580,000   SH               SOLE        -       580,000      0    0
GRAN TIERRA ENERGY INC         COM       38500T101       1,977   245,000   SH               SOLE        -       245,000      0    0
GREIF INC                     CL A       397624107      29,134   445,400   SH               SOLE        -       445,400      0    0
HECKMANN CORP                  COM       422680108       8,581 1,310,000   SH               SOLE        -     1,310,000      0    0
HECKMANN CORP           *W EXP 11/09/201 422680116       1,136 1,196,100   SH               SOLE        -     1,196,100      0    0
HEELYS INC                     COM       42279M107       1,150   500,000   SH               SOLE        -       500,000      0    0
HERTZ GLOBAL HOLDINGS
 INC                           COM       42805T105      37,668 2,410,000   SH               SOLE        -     2,410,000      0    0
HFF INC                       CL A       40418F108      15,040 1,000,000   SH               SOLE        -     1,000,000      0    0
HILLTOP HOLDINGS INC           COM       432748101       3,815   380,000   SH               SOLE        -       380,000      0    0
HOLLY CORP                COM PAR $0.01  435758305      18,836   310,000   SH               SOLE        -       310,000      0    0
ISHARES TR                RUSSELL 2000   464287655      42,085   500,000   SH     PUT       SOLE        -       500,000      0    0
ITT EDUCATIONAL
 SERVICES INC                  COM       45068B109       3,608    50,000   SH     PUT       SOLE        -        50,000      0    0
K V PHARMACEUTICAL CO         CL A       482740206       2,246   375,000   SH               SOLE        -       375,000      0    0
LIBERTY MEDIA CORP NEW   LIB STAR COM A  53071M708      13,968   180,000   SH               SOLE        -       180,000      0    0
MARATHON OIL CORP              COM       565849106      61,307 1,150,000   SH               SOLE        -     1,150,000      0    0
MARATHON OIL CORP              COM       565849106      79,965 1,500,000   SH     CALL      SOLE        -             -      -    -
MATTEL INC                     COM       577081102       7,105   285,000   SH               SOLE        -       285,000      0    0
MEDCATH CORP                   COM       58404W109      20,925 1,500,000   SH               SOLE        -     1,500,000      0    0
MOLSON COORS BREWING
 CO                           CL B       60871R209      18,287   390,000   SH               SOLE        -       390,000      0    0
NATIONAL OILWELL VARCO
 INC                           COM       637071101       5,549    70,000   SH               SOLE        -        70,000      0    0
NCR CORP NEW                   COM       62886E108      29,202 1,550,000   SH               SOLE        -     1,550,000      0    0
NORTH AMERN PALLADIUM
 LTD                           COM       656912102       7,788 1,200,000   SH               SOLE        -     1,200,000      0    0
NORTHERN DYNASTY
 MINERALS LT                 COM NEW     66510M204      17,296 1,150,000   SH               SOLE        -     1,150,000      0    0
NORTHERN DYNASTY
 MINERALS LT                 COM NEW     66510M204       3,760   250,000   SH     CALL      SOLE        -             -      -    -
OIL STS INTL INC               COM       678026105       7,995   105,000   SH               SOLE        -       105,000      0    0
PACWEST BANCORP DEL            COM       695263103      10,875   500,000   SH               SOLE        -       500,000      0    0
PIONEER NAT RES CO             COM       723787107      20,384   200,000   SH               SOLE        -       200,000      0    0
PROSPERITY BANCSHARES
 INC                           COM       743606105       3,635    85,000   SH               SOLE        -        85,000      0    0
SANDRIDGE ENERGY INC           COM       80007P307       7,680   600,000   SH               SOLE        -       600,000      0    0
SEASPAN CORP                   SHS       Y75638109      15,560   800,000   SH               SOLE        -       800,000      0    0
SKECHERS U S A INC            CL A       830566105       7,908   385,000   SH               SOLE        -       385,000      0    0
SODASTREAM
 INTERNATIONAL LTD           USD SHS     M9068E105       5,257   120,000   SH               SOLE        -       120,000      0    0
SPIRIT AEROSYSTEMS
 HLDGS INC                  COM CL A     848574109       2,567   100,000   SH               SOLE        -       100,000      0    0
SPRINT NEXTEL CORP          COM SER 1    852061100      16,472 3,550,000   SH               SOLE        -     3,550,000      0    0
SPRINT NEXTEL CORP          COM SER 1    852061100      10,208 2,200,000   SH     CALL      SOLE        -             -      -    -
STEPAN CO                      COM       858586100       5,800    80,000   SH               SOLE        -        80,000      0    0
STRAYER ED INC                 COM       863236105      13,832   106,000   SH               SOLE        -       106,000      0    0
STRAYER ED INC                 COM       863236105       6,525    50,000   SH     CALL      SOLE        -             -      -    -
SWS GROUP INC                  COM       78503N107         607   100,000   SH               SOLE        -       100,000      0    0
TENET HEALTHCARE CORP          COM       88033G100      45,631 6,125,000   SH               SOLE        -     6,125,000      0    0

ST JOE CO                      COM       790148100       1,128    45,000   SH               SOLE        -        45,000      0    0
THQ INC                      COM NEW     872443403      15,116 3,315,000   SH               SOLE        -     3,315,000      0    0
TPC GROUP INC                  COM       89236Y104       5,197   180,000   SH               SOLE        -       180,000      0    0
UNISYS CORP                  COM NEW     909214306       6,244   200,000   SH               SOLE        -       200,000      0    0
UNITED CMNTY BKS
 BLAIRSVLE G                 CAP STK     90984P105         233   100,000   SH               SOLE        -       100,000      0    0
UNIVERSAL AMERICAN
 CORP                          COM       913377107       5,155   225,000   SH               SOLE        -       225,000      0    0
URANIUM RES INC          COM PAR $0.001  916901507       3,105 1,500,000   SH               SOLE        -     1,500,000      0    0
WARNER CHILCOTT PLC
 IRELAND                      SHS A      G94368100      16,282   700,000   SH               SOLE        -       700,000      0    0
WELLCARE HEALTH PLANS
 INC                           COM       94946T106       9,439   225,000   SH               SOLE        -       225,000      0    0